Consolidated statements of financial position - AUD ($)	Jun. 30, 2019	Jun. 30, 2018
Current assets
Cash and cash equivalents	$ 5,434,000	$ 5,956,000
Trade and other receivables	1,711,000	2,536,000
Other	370,000	768,000
Total current assets	7,515,000	9,260,000
Non-current assets
Financial assets	168,000	4,335,000
Property, plant and equipment		1,000
Intangibles	13,494,000	14,579,000
Total non-current assets	13,662,000	18,915,000
Total assets	21,177,000	28,175,000
Current liabilities
Trade and other payables	1,764,000	2,067,000
Provisions	136,000	161,000
Deferred income		138,000
Contingent consideration		1,521,000
Total current liabilities	1,900,000	3,887,000
Non-Current liabilities
Deferred tax	3,711,000	4,009,000
Contingent consideration	1,371,000	1,037,000
Total non-current liabilities	5,082,000	5,046,000
Total liabilities	6,982,000	8,933,000
Net assets	14,195,000	19,242,000
Equity
Contributed equity	36,641,519	31,575,824
Other contributed equity	464,000	464,000
Reserves	2,037,000	1,843,000
Accumulated losses	(24,948,000)	(14,641,000)
Equity attributable to the owners of Kazia Therapeutics Limited	14,195,000	19,242,000
Total equity	$ 14,195,000	$ 19,242,000